Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other non-current liabilities
Other non-current liabilities

16.Other non-current liabilities

Other non-current liabilities consisted of the following:

		As of December 31,
	Note	2022	2023	2023
		RMB	RMB	US$
Unrecognized tax benefit	18	65,080	52,412	7,382
Contingent consideration, non-current portion		1,800	1,800	254
Total		66,880	54,212	7,636